Anthony F. Geraci* Christina L. Geraci Nema Daghbandan Kevin S. Kim Dennis R. Baranowski 90 Discovery Irvine, CA 92618 Tel: (949) 379-2600 Fax: (949) 379-2610 www.geracilawfirm.com	90 Discovery Irvine, California 92618 www.geracilawfirm.com	Melissa C. Martorella Kyle Niewoehner Tae K. Kim Tom Hajda** Darlene P. Hernandez*** Marisol A. Nagata Lindsay J. Anderson****

Via EDGAR

Division of Corporate Finance - Office of Real Estate & Commodities

100 F Street, N.E.

Washington D.C. 20549

December 23, 2020

Re:	LK SECURED LENDING REG A FUND, LLC

DRAFT OFFERING STATEMENT ON FORM 1-A

FILED DECEMBER 23, 2020

To whom it may concern:

This letter is submitted on behalf of LK SECURED LENDING REG A FUND, LLC (the “Company”) to the Division of Corporate Finance (the “Staff”) of the Securities & Exchange Commission (the “Commission”) in connection with the submission of the Company’s draft Offering Statement on Form 1-A, as well as other exhibits and documentation provided for review pursuant to Regulation A under the Securities Act of 1933, as amended.

For your convenience, we note the following in the Offering Circular:

·	The marketing materials with respect to the “Testing the Waters” will be submitted to the SEC as soon as readily available;
·	The escrow services agreement will also be submitted upon finalization.

Best Regards,

/s/ Tae K. Kim

Tae K. Kim, Esq.

Corporate & Securities Division

Geraci Law Firm.

*Admitted in Arizona and New Jersey **Admitted in Massachusetts and Rhode Island only ***Admitted in New York ****Admitted in Oregon only